Share-based compensation - Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based payments	€ 117.5	€ 53.9	€ 74.6
Recognized income tax benefit (excluding excess income tax benefits)	8.2	6.6	5.9
Total expected expenses in future periods	€ 125.4	€ 85.9	€ 95.8
Weighted average period in which these expected expenses are to be recognized	1 year 8 months 12 days	1 year 7 months 6 days	1 year 7 months 6 days